ORGANIZATION (Details)	1 Months Ended
Nov. 30, 2016 shares
Series E Convertible Preferred Stock [Member] | ReadyOp platform and Collabria's client list from Collabria, LLC [Member]
Number of shares issued in stock conversion	3,000,000